Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Lease Commitments

In February 2021, Revelation Sub entered into an agreement to lease 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California (the “Lease”). In January 2023, the Company signed an amendment extending the Lease until December 31, 2023, with a base monthly rent equal to $9,630. The Company is required to maintain a security deposit of $5,564. The Lease contains customary default provisions, representations, warranties and covenants. In addition to rent, the Lease requires the Company to pay certain taxes, insurance and operating costs relating to the leased premises. The Company has applied the short-term lease exception as the amendment is less than twelve months. The Lease is classified as an operating lease.

Rent expense was $28,890 and $82,771 for the three and nine months ended September 30, 2023, respectively, and $17,193 and $49,453 for the three and nine months ended September 30, 2022, respectively.

Future minimum lease payments under the operating lease as of September 30, 2023 is $28,890.

Convertible Note Financing

On January 4, 2022, Revelation Sub entered into a convertible note with AXA Prime Impact Master Fund I SCA SICAV-RAIF (“AXA”) for $2.5 million with a fixed 10% annual interest rate, the proceeds of which were to be used by Revelation Sub to purchase shares of Petra common stock from redeeming Petra stockholders who redeemed shares of Petra common stock in connection with the Business Combination (the “Convertible Note”).

On January 6, 2022, Old Revelation purchased 7,001 shares of Petra common stock with the proceeds from the Convertible Note. Repayment of the Convertible Note was made on January 6, 2022 in accordance with the exchange terms of the Convertible Note by which 7,001 shares of Petra common stock that had been purchased by Revelation Sub were transferred to AXA.

Total interest incurred under the Convertible Note was $0 and $14,383 during the three and nine months ended September 30, 2022, respectively.

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation other than described below.

Legal Proceedings

On February 18, 2022, LifeSci Capital LLC filed an action against the Company in the U.S. District Court for the Southern District of New York seeking damages in the amount of approximately $2.7 million in cash and $2.6 million in equity for unpaid banking and advisory fees. These fees arise under contracts which were entered into prior to the Business Combination and the Company is disputing the amount owed under those contracts and has asserted affirmative defenses including the defense that LifeSci Capital LLC mislead Petra in the amount of funds that would be available for operation following the Business Combination. The Company has filed a counterclaim against LifeSci Capital LLC for damages arising from its misleading Petra. On June 22, 2022, LifeSci Capital LLC filed a motion for summary judgement and on March 2, 2023, the court denied the plaintiff’s motion for summary judgment. As of the date of this Report, discovery is substantially complete and LifeSci has filed a second motion for summary judgment which is pending. If the proceeding goes to trial it is not expected to occur, at the earliest, until the second half of 2024.

Of the LifeSci Capital LLC claim, $1.5 million relates to deferred underwriting fees from the Petra initial public offering (“IPO”). In addition, but separate from the claim, one of the underwriters in the Petra IPO who is not a participant in the litigation with LifeSci Capital LLC recently issued a demand letter seeking repayment for $655 thousand in fees owed from the Petra initial public offering that remain unpaid. Both of these amounts are recorded as a current liability in the financial statements as of September 30, 2023 under deferred underwriting commissions. No other liabilities are reflected in the financial statements as the amount of any additional liability cannot be determined at this time.

On September 27, 2022, A-IR Clinical Research Ltd. (“A-IR”) filed a claim against the Company in the High Court of Justice, in the Business and Property Courts of England and Wales, seeking £1.6 million in unpaid invoices, plus interest and costs, relating to the Company’s viral challenge study. The case has been moved to the Commercial Court. The Company is disputing the claim because many of the invoices relate to work that was not performed and A-IR had misrepresented its qualifications to perform the contracted work. Since this proceeding is at a very early stage, no liability is reflected in the financial statements as the amount of any liability cannot be determined at this time.

5. Commitments and Contingencies

Lease Commitments

In February 2021, Revelation Sub entered into an agreement to lease 2,140 square feet of laboratory space located at 11011 Torreyana Road, Suite 102, San Diego, California (the “Original Lease”). The Original Lease had a term of 13 calendar months, plus any partial month at the beginning of the Original Lease (the “Original Lease Term”). Revelation Sub recorded a lease liability and right-of-use lease asset for the Original Lease based on the present value of Original Lease payments over the expected Original Lease Term, discounted using Revelation Sub’s incremental borrowing rate of 7.73%. There was no option to extend the Original Lease and the expiration date was March 31, 2022. In accordance with the Original Lease, Revelation Sub is required to maintain a security deposit of $5,564. Revelation Sub paid a total of $70,313 of rent expense over the life of the Original Lease.

In October 2021, Revelation Sub amended the Original Lease to expire on December 31, 2022, equal to an additional nine calendar months with a base monthly rent equal to the 13th month of the Original Lease (the “First Amendment”). Revelation Sub signed the First Amendment on October 14, 2021. In connection with the Business Combination, the First Amendment was assumed by the Company. The Company will pay $51,578 of rent expense over the life of the First Amendment. The Company has applied the short-term lease exception as the First Amendment is less than twelve months. In addition to rent, the Lease requires the Company to pay certain taxes, insurance and operating costs relating to the leased premises. The Lease contains customary default provisions, representations, warranties and covenants. The Lease is classified as an operating lease.

Rent expense was $66,645 for the year ended December 31, 2022 and $55,246 for the year ended December 31, 2021, respectively.

There are no future minimum lease payments under the First Amendment of the operating lease as of December 31, 2022.

Convertible Note Financing

On January 4, 2022, Revelation Sub entered into a convertible note financing in an amount of up to $2.5 million with a fixed 10% annual interest rate from AXA IM Prime Impact Fund (the “Convertible Note”), the proceeds of which were used by Revelation Sub to purchase shares of Petra common stock from redeeming Petra stockholders who redeemed shares of Petra common stock in connection with the Business Combination. On January 6, 2022, Old Revelation purchased 7,001 shares of Petra common stock with the proceeds from the Convertible Note. Repayment of the Convertible Note was made on January 6, 2022 in accordance with the exchange terms of the Convertible Note by which 7,001 shares of Petra’s common stock that had been purchased by Revelation Sub were transferred to AXA.

Total interest incurred under the Convertible Note was $14,383 during the year ended December 31, 2022.

Premium Finance Agreement — D&O Insurance

In order to obtain a public company directors and officers insurance policy (“D&O Insurance”), the Company entered into an agreement with a premium financing lender, where by the lender paid the D&O Insurance premium for the company (“Premium Finance Agreement”). If the Company were to not pay the lender monthly installment payments, the lender would cancel the D&O Insurance and the remaining D&O Insurance premium would be returned to the lender. In addition, if the Company were to cancel the D&O Insurance, the remaining D&O Insurance premium would be returned to the lender.

The Premium Finance Agreement is for $825,000 and accrues interest at a fixed rate of 3.57% per annum payable monthly for a total of $9,856 over the term of the Premium Finance Agreement. Monthly payments of $74,428, are to be paid in nine monthly installments, which commenced on February 10, 2022 with a maturity date of October 10, 2022. Upon entering into the Premium Finance Agreement, an upfront payment of $165,000 was due and paid on February 14, 2022.

Total expense incurred under the Finance Agreement for upfront, monthly and interest payments was $834,856 during the year ended December 31, 2022. Total cash paid under the Finance Agreement for upfront, monthly and interest payments was $834,856 during the year ended December 31, 2022. There are no future obligations under the Premium Finance Agreement as of December 31, 2022.

Commitments

The Company enters into contracts in the normal course of business with third party service providers and vendors. These contracts generally provide for termination on notice and, therefore, are cancellable contracts and not considered contractual obligations and commitments.

Contingencies

From time to time, the Company may become subject to claims and litigation arising in the ordinary course of business. The Company is not a party to any material legal proceedings, nor is it aware of any material pending or threatened litigation other than described below.

Legal Proceedings

On February 18, 2022, LifeSci Capital LLC filed an action against the Company in the U.S. District Court for the Southern District of New York seeking damages in the amount of approximately $2.7 million in cash and $2.6 million in equity for unpaid banking and advisory fees. These fees arise under contracts which were entered into prior to the Business Combination and the Company is disputing the amount owed under those contracts and has asserted affirmative defenses including the defense that the amount of the fees sought exceeded the $8.5 million cap on transaction expenses in the Business Combination Agreement. This action remains pending as of the date of this report. On March 2, 2023, the court denied the plaintiff’s motion for summary judgment. As of the date of this report, the court has not set any schedule for discovery or a timetable for any trial.

Of the LifeSci Capital LLC claim, $1.5 million relates to deferred underwriting fees from the Petra initial public offering. In addition, but separate from the claim, one of the underwriters in the Petra initial public offering who is not a participant in the litigation with LifeSci Capital LLC recently issued a demand letter seeking repayment for $655 thousand in fees owed from the Petra initial public offering that remain unpaid. Both of these amounts are recorded as a current liability in the financial statements as of December 31, 2022 under deferred underwriting commissions. No other liabilities are reflected in the financial statements as the amount of any additional liability cannot be determined at this time.

On September 27, 2022, A-IR Clinical Research Ltd. (“A-IR”) filed a claim against the Company in the High Court of Justice, in the Business and Property Courts of England and Wales, seeking £1.6 million in unpaid invoices, plus interest and costs, relating to the Company’s viral challenge study. The Company is disputing the claim because many of the invoices relate to work that was not performed and A-IR had misrepresented its qualifications to perform the contracted work. Since this proceeding is at a very early stage, no liability is reflected in the financial statements as the amount of any liability cannot be determined at this time.

On January 30, 2023, Marwood Advisory Group, LLC filed an action in the Supreme Court of New York for the County of New York seeking damages in the amount of $150,000 plus interest in respect of a contract agreed by the sponsors of Petra allegedly relating to a due diligence report with another target considered by Petra prior to the Business Combination. The Company believes it has defenses to this claim and as of the date of this report no answer is due. Since this proceeding is at a very early stage, no liability is reflected in the financial statements as the amount of any liability cannot be determined at this time.